NON-CONTROLLING INTEREST (Tables)	12 Months Ended
Dec. 31, 2012
NON-CONTROLLING INTEREST
Schedule of effect of changes in ownership interest of Wavecom on company's equity
	2012	2011	2010
Net earnings (loss) attributable to the Company	$27,199	$(29,315)	$(14,541)
Transfer (to) from non-controlling interest:
Increase on issuance of free shares	—	(796)	(229)
	$27,199	$(30,111)	$(14,770)